Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2020
Financial Liabilities At Amortised Cost [Abstract]
Financial Liabilities at Amortized Cost
22. Financial liabilities at amortized cost
22.1. Banks loans

	December 31, 2020	December 31, 2019
Local financial institutions	7,906,629	4,891,450
Foreign financial institutions	1,690,912	3,456,861
Central Bank	28,487	22,800

	9,626,028	8,371,111

22.2. Deposits from customers

	December 31, 2020	December 31, 2019
Savings Accounts	205,927,223	201,250,239
Term deposits	120,068,027	114,595,457
Checking accounts	112,583,740	73,516,392
Investment accounts	27,904,734	105
Others	5,249,472	6,631,711

TOTAL	471,733,196	395,993,904

22.3. Other financial liabilities

	December 31, 2020	December 31, 2019
Obligations for financing of purchases (*)	25,067,212	23,103,205
Collections and other transactions on behalf of third parties	4,050,321	4,358,101
Lease liabilities (See Notes 5.18 and 44)	2,950,729	3,426,282
Creditors for spot transactions pending settlement	986,457	163,939
Accrued commissions payable	41,542	19,841
Interest accrued payable	—	495,127
Others	6,130,460	7,676,239

TOTAL	39,226,721	39,242,734

(*)	Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.